NEWBUILDINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Construction in Progress [Roll Forward]
Balance, beginning of period	$ 48,498	$ 46,068	$ 52,254
Additions, net, continuing basis	274,248	163,090	158,846
Transfer to Vessels and equipment, net	(194,162)	(162,221)	(166,121)
Interest capitalized, continuing basis	2,049	1,561	1,089
Balance, end of period	$ 130,633	$ 48,498	$ 46,068